U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                             Please print or type


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1.    Name and address of issuer:
      State Street Research Portfolios, Inc.
      One Madison Avenue
      New York, NY 10010

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2.    Name of each series or class of funds for which this notice is filed:
      State Street Research International Equity Fund
      State Street Research International Fixed Income Fund


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3.    Investment Company Act File Number: 811-6375


      Securities Act File Number: 33-42129

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4.    Last day of fiscal year for which this notice is filed: October 31, 1996


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5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers' 24f-2 declaration:

                                                                  [ ]

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6.    Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



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7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
      State Street Research International Equity Fund shares                   0
      State Street Research International Fixed Income Fund shares             0


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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      State Street Research International Equity Fund shares                   0
      State Street Research International Fixed Income Fund shares             0


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9.    Number and aggregate sale price of securities sold during the fiscal year:
      Number of securities sold:

      State Street Research International Equity Fund shares           4,191,894
      State Street Research International Fixed Income Fund shares     1,117,728

      Aggregate sale price of securities sold:

      State Street Research International Equity Fund shares         $40,581,794
      State Street Research International Fixed Income Fund shares     9,471,127
                                                                     -----------
                                                                     $50,052,921
                                                                     ===========

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
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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
      Number of securities sold:

      State Street Research International Equity Fund shares           4,191,894
      State Street Research International Fixed Income Fund shares     1,117,728

      Aggregate sale price of securities sold:

      State Street Research International Equity Fund shares         $40,581,794
      State Street Research International Fixed Income Fund shares     9,471,127
                                                                     -----------
                                                                     $50,052,921
                                                                     ===========

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11.   Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      Number of securities issued:

      State Street Research International Equity Fund shares                   0
      State Street Research International Fixed Income Fund shares        61,105

      Aggregate sale price of securities issued:

      State Street Research International Equity Fund shares          $        0
      State Street Research International Fixed Income Fund shares       520,011
                                                                      ----------
                                                                      $  520,011
                                                                      ==========

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12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 (from
            Item 10):                                                $50,052,921
                                                                     -----------
      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                          +   520,011
                                                                     -----------
      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                             -52,518,893
                                                                     -----------
      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                              +         0
                                                                     -----------
      (v)   Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line (i), plus line (ii), less line (iii),
            plus line (iv) (if applicable):                          - 1,945,961
                                                                     -----------
      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):                     x    1/2900
                                                                     -----------
      (vii) Fee due [line (i) or line (v) multiplied
            by line (vi)]                                            $         0
                                                                     -----------
Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                  [ ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Patricia S. Worthington
                                ---------------------------
                                    Patricia S. Worthington
                                    Secretary

      Date   December 20, 1996
 *Please print the name and title of the signing officer below the signature.